STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Status of Stock Options
A summary of the status of stock options at March 31, 2016, and the changes during the three months then ended, is presented in the following table:

			Weighted
		Weighted	Average	Aggregate
	Shares	Average	Remaining	Intrinsic
	Under	Exercise	Contractual	Value
	Option	Price	Life	(in thousands)
Outstanding at January 1, 2016	2,693,237	$8.12	8.02	$2,347
Granted	986,422	5.02	9.9
Exercised	-	-	-	-
Expired/Forfeited	(312,530)	8.01	-	-
Outstanding at March 31, 2016	3,367,129	$7.15	8.87	$185
Exercisable at March 31, 2016	1,151,221	$8.26	7.82	$24

A summary of the status of stock options at December 31, 2015, and the changes during the year ended, is presented in the following table:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2013	93,750	$109.00	8.5	$217
Granted	225,000	104.00
Exercised	-
Expired/Forfeited	(40,000)	92.00
Outstanding at December 31, 2013	278,750	23.10	9.1	1,176
Granted	1,604,127	6.58
Exercised	-	-
Expired/Forfeited	(25,000)	125.00
Outstanding at December 31, 2014	1,857,877	7.31	8.5	2,874
Granted	1,171,984	8.12
Exercised	(42,387)	-
Expired/Forfeited	(294,237)	2.88
Outstanding at December 31, 2015	2,693,237	$8.12	8.02	$2,347
Exercisable at December 31, 2015	1,099,043	$8.38	6.93	$1,487

Schedule of Status of Stock Warrants
A summary of the status of stock warrants at December 31, 2015, and the changes during the year then ended, is presented in the following table:

			Weighted
		Weighted	Average	Aggregate
	Shares	Average	Remaining	Intrinsic
	Under	Exercise	Contractual	Value
	Warrants	Price	Life	(in thousands)
Outstanding at January 1, 2013	108,734	$123.00	3.5	$-
Issued	12,387,156	2.50
Exercised	-	-
Expired	(122,734)
Outstanding at December 31,2013	12,373,156	2.51	4.1	$31,056
Issued	-
Exercised	(1,288,730)	2.50
Expired	-
Outstanding at December 31, 2014	11,084,426	2.51	3.9	59,518
Issued	-	-
Exercised	(3,882,210)	2.50
Expired	-	-
Outstanding and exercisable at December 31, 2015	7,202,216	$2.51	3.3	$37,596